Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Earnings Per Share

	12/31/2018	12/31/2017
Income attributable to shareholders of the group	(3,028,003)	(754,370)
Weighted average of ordinary shares (thousands)	456,722	392,832
Income per share	(6,63)	(1,92)